Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/16
End of Period:	04/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	05/18/16
Distribution Date:	05/20/16
Transaction Month:	11

2015-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874

Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$936,236,703

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,552,653
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,004,838
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	5,119,853
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	15,677,344

{7} End of period Aggregate Securitization Value					{7}	$920,559,359

{8} Pool Factor					{8}	84.901626%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$923,970,829

{11} Exchange Note Principal Payment Amount					{11}	15,677,344

{12} End of period Exchange Note Balance					{12}	$908,293,485

{13} Note Pool Factor					{13}	84.728870%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$0	$63,456,385	$224,981,737	$321,000,000	$100,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	3,449,016	12,228,328	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$60,007,369	$212,753,409	$321,000,000	$100,180,000

{21} Note Pool Factor	{21}	0.000000%	77.931648%	77.931652%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$819,678,122

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		15,677,344
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$804,000,778

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		80.380786%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$936,236,703

{31} Ending Designated Pool Balance							{31}	920,559,359
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	920,559,359

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$15,677,344

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$923,970,829	$0	3.35%	30	30/360	$2,579,419

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,838,110
{37} Net Liquidation Proceeds collected during period							{37}	7,457,292
{38} Investment Earnings							{38}	5,435
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(5,435)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	22,295,402

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	780,197
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,579,419
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	15,677,344
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,258,442

{47} Total Distributions:								{47}	$22,295,402

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$936,236,703
{49} Ending Agg. Securitization Value						{49}	920,559,359
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	15,677,344

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	15,677,344

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$15,677,344

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.40000%	30	Actual/360	$0
{56}	Class A-2A	$63,456,385	0	1.18%	30	30/360	62,399
{57}	Class A-2B	$224,981,737	0	0.85875%	30	Actual/360	161,003
{58}	Class A-3	$321,000,000	0	1.68%	30	30/360	449,400
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,444
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,904
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections							{63}	$18,256,763
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	5,435
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,213
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	18,263,411

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	62,399
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	161,003
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	449,400
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	154,444
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,904
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	15,677,344
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	1,495,097

{93} Total Distributions:								{93}	$18,263,411

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds	Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account	(I) or (II)
{94}	Class A	$709,618,122	$920,559,359	$0	$17,435,540	$0
{95}	Class B	751,368,122	920,559,359	0	17,351,344	0
{96}	Class C	789,858,122	920,559,359	0	17,255,440	0
{97}	Class D	819,678,122	920,559,359	0	17,172,441	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$1,495,097

{99} Beginning Note Balance					{99}	819,678,122
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	15,677,344
{101} Pro-Forma Note Balance						{101}	804,000,778

{102} Ending Aggregate Securitization Value					{102}	920,559,359
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)					{103}	116,558,581
{104} Required Pro Forma Note Balance {102} - {103}						{104}	804,000,778

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$920,559,359
{108} End of Period Note Balance							{108}	908,293,485
{109} Overcollateralization							{109}	12,265,874
{110} Overcollateralization %								{110}	1.33%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	920,559,359
{112} End of Period Note Balance							{112}	804,000,778
{113} Overcollateralization							{113}	116,558,581
{114} Overcollateralization %								{114}	12.66%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,329

{116} Beginning of Period Reserve Account balance								{116}	$5,421,329
{117} Investment Earnings							{117}	1,213
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,422,542

{121} Specified Reserve Balance								{121}	5,421,329

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	1,213

{123} End of period Reserve Account balance								{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 17, 2016

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